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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter End: September 30, 2011

If amended report check here: [_]

This Amendment (check only one): [_] is a restatement
                                 [_] adds new holding entries

Moelis & Company Holdings LP

Name of Institutional Investment Manager

399 Park Avenue, 5th Floor                  New York      New York     10022
Business Address              (Street)       (City)       (State)      (Zip)

13F File Number: 028-14348

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


                    Managing Director and
                   General Counsel for the
Osamu Watanabe            Americas                    (212) 883-3800
(Name)                    (Title)                         (Phone)

Signature, Place and Date of Signing:

/s/ Osamu Watanabe
399 Park Avenue, 5th Floor
New York, New York 10022
11/14/2011

List of Other Managers Reporting for this Manager:

Form 13F File Number      Name
----------------------    ---------------------------
028-13835                 P&S Credit Management, L.P.

Report Type:

[_]    13F HOLDINGS REPORT.
[_]    13F NOTICE.
[X]    13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
Form 13F Information Table Entry Total:                   1
Form 13F Information Table Value Total:                $251  (thousands)

List of Other Included Managers: None

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          MOELIS & COMPANY HOLDINGS LP

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 9/30/2011


        ITEM 1                    ITEM 2       ITEM 3     ITEM 4        ITEM 5          ITEM 6    ITEM 7           ITEM 8
                                                                                                               VOTING AUTHORITY
                                 TITLE OF                 VALUE    SHARES/   SH/ PUT/ INVESTMENT  OTHER   -------------------------
    NAME OF ISSUER                 CLASS        CUSIP    (X$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE     SHARED  NONE
-----------------------      ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------ -------
AIR LEASE CORP               CL A             00912X302       251     13,066 SH         SOLE                  13,066